Share-based Payments - Share-based Payment Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 21	$ 22	$ 26
Cash-settled Long Term Incentive Plan (CSLTIP)	21	13	7
Total share-based payment expense (note 10)	42	35	33
Bonus Share Plan (BSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	6	20	26
Deferred Share Plan (DSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	13	0	0
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 2	$ 2	$ 0